Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Portfolio

May 31, 2020

HEA-QTLY-0720
1.802174.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Biotechnology - 25.5%
Biotechnology - 25.5%
Acceleron Pharma, Inc. (a)	930,000	$91,911,900
ADC Therapeutics SA (a)	573,665	21,196,922
Alnylam Pharmaceuticals, Inc. (a)	800,000	108,216,000
Amgen, Inc.	500,000	114,850,000
Aprea Therapeutics, Inc.	600,000	16,116,000
Arcutis Biotherapeutics, Inc. (a)	600,000	20,130,000
Argenx SE ADR (a)	596,986	130,919,030
Ascendis Pharma A/S sponsored ADR (a)	874,790	127,273,197
BeiGene Ltd. ADR (a)	260,000	43,040,400
BELLUS Health, Inc. (a)	1,200,000	12,588,000
BioNTech SE ADR (a)	1,160,000	57,454,800
Black Diamond Therapeutics, Inc. (a)	230,000	8,981,500
Blueprint Medicines Corp. (a)	400,000	26,056,000
Denali Therapeutics, Inc. (a)(b)	360,000	10,018,800
FibroGen, Inc. (a)	900,000	30,096,000
G1 Therapeutics, Inc. (a)	926,588	15,724,198
Gritstone Oncology, Inc. (a)	600,000	3,876,000
Innovent Biologics, Inc. (a)(c)	6,700,000	36,792,903
Insmed, Inc. (a)	1,313,811	31,912,469
Intercept Pharmaceuticals, Inc. (a)	342,000	24,712,920
Kura Oncology, Inc. (a)	1,280,000	21,875,200
Moderna, Inc. (a)	280,000	17,220,000
Momenta Pharmaceuticals, Inc. (a)	500,000	15,740,000
Morphic Holding, Inc.	259,784	5,398,312
Neurocrine Biosciences, Inc. (a)	900,000	112,284,000
ORIC Pharmaceuticals, Inc. (a)(b)	500,000	14,510,000
Passage Bio, Inc.	600,000	13,218,000
Principia Biopharma, Inc. (a)	786,924	50,276,574
Regeneron Pharmaceuticals, Inc. (a)	628,000	384,844,680
Revolution Medicines, Inc.	1,160,000	35,635,200
Sage Therapeutics, Inc. (a)	131,179	4,685,714
Sarepta Therapeutics, Inc. (a)	1,020,000	155,315,400
Scholar Rock Holding Corp. (a)	100,618	1,851,371
TG Therapeutics, Inc. (a)	1,700,000	31,705,000
Turning Point Therapeutics, Inc. (a)	400,000	27,700,000
uniQure B.V. (a)	400,000	26,864,000
Vertex Pharmaceuticals, Inc. (a)	800,000	230,368,000
Viela Bio, Inc.	900,000	42,210,000
Viking Therapeutics, Inc. (a)(b)	1,160,000	8,294,000
Xencor, Inc. (a)	1,200,000	36,300,000
Zentalis Pharmaceuticals, Inc. (b)	520,000	27,154,400
Zymeworks, Inc. (a)	866,245	33,021,259
		2,228,338,149
Electronic Equipment & Components - 0.3%
Electronic Equipment & Instruments - 0.3%
FLIR Systems, Inc.	500,000	23,100,000
Health Care Equipment & Supplies - 21.7%
Health Care Equipment - 20.8%
Atricure, Inc. (a)	1,000,000	47,810,000
Becton, Dickinson & Co.	1,600,000	395,088,000
Boston Scientific Corp. (a)	10,000,000	379,900,000
Danaher Corp.	940,000	156,613,400
DexCom, Inc. (a)	70,000	26,481,700
Genmark Diagnostics, Inc. (a)	2,684,874	25,479,454
Insulet Corp. (a)	1,000,000	188,570,000
Intuitive Surgical, Inc. (a)	308,000	178,649,240
Masimo Corp. (a)	650,000	156,123,500
Nevro Corp. (a)	118,000	14,820,800
Penumbra, Inc. (a)	1,028,000	177,247,760
Shockwave Medical, Inc. (a)	610,000	26,846,100
Tandem Diabetes Care, Inc. (a)	600,000	49,890,000
		1,823,519,954
Health Care Supplies - 0.9%
Quidel Corp. (a)	440,000	77,000,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,900,519,954

Health Care Providers & Services - 23.6%
Health Care Distributors & Services - 0.4%
EBOS Group Ltd.	2,280,000	31,136,820
Health Care Services - 5.8%
1Life Healthcare, Inc.	1,639,892	50,320,086
Alignment Healthcare Partners unit (d)(e)	2,145,460	38,185,541
Cigna Corp.	2,140,000	422,264,800
		510,770,427
Managed Health Care - 17.4%
Anthem, Inc.	400,000	117,644,000
Centene Corp. (a)	4,450,000	294,812,500
Humana, Inc.	1,000,000	410,650,000
UnitedHealth Group, Inc.	2,300,000	701,155,000
		1,524,261,500

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,066,168,747

Health Care Technology - 1.2%
Health Care Technology - 1.2%
Castlight Health, Inc. (a)	1,845,550	1,453,740
Castlight Health, Inc. Class B (a)	4,000,000	3,150,800
Inspire Medical Systems, Inc. (a)	690,000	56,262,600
Veeva Systems, Inc. Class A (a)	220,000	48,151,400
		109,018,540
Life Sciences Tools & Services - 4.3%
Life Sciences Tools & Services - 4.3%
10X Genomics, Inc. Class B (c)	2,400,000	187,128,000
Bruker Corp.	2,024,500	87,620,360
Lonza Group AG	200,000	98,764,141
		373,512,501
Pharmaceuticals - 20.9%
Pharmaceuticals - 20.9%
Arvinas Holding Co. LLC (a)	600,000	19,962,000
AstraZeneca PLC (United Kingdom)	3,900,000	420,029,208
Bristol-Myers Squibb Co.	670,000	40,012,400
Dechra Pharmaceuticals PLC	825,901	28,376,059
Eli Lilly & Co.	2,300,000	351,785,000
MyoKardia, Inc. (a)	724,250	74,083,533
Nektar Therapeutics (a)(b)	2,080,000	45,136,000
Roche Holding AG (participation certificate)	1,500,000	520,682,660
RPI International Holdings LP (d)(e)	199,753	40,444,989
Sanofi SA	2,600,000	254,318,489
Theravance Biopharma, Inc. (a)(b)	1,296,835	32,745,084
		1,827,575,422
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	1,000,000	22,890,000
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. (a)(d)(e)	3,279,404	8,296,892
TOTAL COMMON STOCKS
(Cost $5,268,675,710)		8,559,420,205

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.6%
Biotechnology - 0.0%
Biotechnology - 0.0%
Generation Bio:
Series B (a)(d)	130,800	793,956
Series C (d)	124,500	664,830
		1,458,786
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Harmony Biosciences II, Inc.:
Series A (a)(d)(e)	10,935,215	26,463,220
Series C (d)(e)	1,845,926	4,467,141
		30,930,361
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series B (a)(d)(e)	8,159,125	18,602,805
Series E (d)(e)	840,909	2,127,500
		20,730,305

TOTAL CONVERTIBLE PREFERRED STOCKS		53,119,452

Nonconvertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
Oak Street Health LLC Series III-E (d)(e)(f)	185,552	37,240,286
TOTAL PREFERRED STOCKS
(Cost $58,615,509)		90,359,738

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.11% (g)	56,757,010	56,768,362
Fidelity Securities Lending Cash Central Fund 0.10% (g)(h)	55,407,734	55,413,275
TOTAL MONEY MARKET FUNDS
(Cost $112,179,466)		112,181,637
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $5,439,470,685)		8,761,961,580
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(19,787,812)
NET ASSETS - 100%		$8,742,173,768

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,920,903 or 2.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $177,287,160 or 2.0% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$26,000,002
Generation Bio Series B	2/21/18	$1,196,258
Generation Bio Series C	1/9/20	$696,129
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Harmony Biosciences II, Inc. Series C	8/9/19	$3,618,015
Oak Street Health LLC Series III-E	2/21/20	$28,999,922
Outset Medical, Inc.	5/5/15	$7,180,030
Outset Medical, Inc. Series B	5/5/15	$11,319,970
Outset Medical, Inc. Series E	1/27/20	$1,850,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97,099
Fidelity Securities Lending Cash Central Fund	278,335
Total	$375,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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